Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	47 Months Ended	60 Months Ended	101 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Sep. 23, 2020	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Mar. 30, 2016	Aug. 31, 2015	Aug. 31, 2014
C000037340 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2015 Lifetime Portfolio (Class 1/JLBOX)
Account Value	$ 16,420.087972	$ 16,420.087972	$ 16,420.087972	$ 16,420.087972	$ 16,420.087972	$ 14,588.954605	$ 13,896.314223	$ 15,708.053818		$ 13,695.619729	$ 12,429.432451	$ 11,918.810925	$ 11,371.479445	$ 10,399.902842		$ 9,723.3591	$ 10,000
Average Annual Return, Percent	12.55%		5.73%		5.08%
C000037330 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2015 Lifetime Portfolio (Class A/JLBAX)
Account Value	$ 15,031.652322	15,031.652322	$ 15,031.652322	15,031.652322	$ 15,031.652322	13,402.903838	12,819.129525	14,545.060514		12,710.766385	11,592.764469	11,162.649608	10,677.491004	9,812.688827		9,202.486315	9,500
Average Annual Return, Percent	6.56%		4.26%		4.16%
C000037330 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2015 Lifetime Portfolio (Class A/JLBAX)—excluding sales charge
Average Annual Return, Percent	12.15%		5.33%		4.70%
C000153957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2015 Lifetime Portfolio (Class I/JHREX)
Account Value	$ 406,064.458879	406,064.458879	$ 406,064.458879	406,064.458879	$ 406,064.458879	361,034.887931	344,109.464741	389,674.047181		339,636.8215	308,836.585853	296,351.970787	282,637.675689	258,656.801762		241,788.4725	250,000
Average Annual Return, Percent	12.47%		5.63%		4.97%
C000113504 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2015 Lifetime Portfolio (Class R2/JLBKX)
Account Value	$ 15,690.3076	15,690.3076	$ 15,690.3076	15,690.3076	$ 15,690.3076	13,989.778781	13,391.551782	15,223.264954		13,301.260365	12,145.339906	11,692.267127	11,225.448866	10,310.153825		9,677.4082	10,000
Average Annual Return, Percent	12.16%		5.26%		4.61%
C000037338 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2015 Lifetime Portfolio (Class R4/JLBGX)
Account Value	$ 16,242.307368	16,242.307368	$ 16,242.307368	16,242.307368	$ 16,242.307368	14,427.107078	13,767.045135	15,583.159882		13,518.678311	12,306.206038	11,826.347381	11,303.999403	10,366.771805		9,702.1755	10,000
Average Annual Return, Percent	12.58%		5.71%		4.97%
C000037339 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2015 Lifetime Portfolio (Class R5/JLBHX)
Account Value	$ 16,391.204989	16,391.204989	$ 16,391.204989	16,391.204989	$ 16,391.204989	14,563.088284	13,872.140678	15,702.27489		13,678.011168	12,428.173401	11,918.846753	11,371.524477	10,399.902842		9,723.3591	10,000
Average Annual Return, Percent	12.55%		5.69%		5.07%
C000106460 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2015 Lifetime Portfolio (Class R6/JLBJX)
Account Value	$ 1,651,107.99892	1,651,107.99892	$ 1,651,107.99892	1,651,107.99892	$ 1,651,107.99892	1,464,640.137302	1,396,299.421066	1,577,502.548251		1,373,390.45385	1,245,835.013115	1,195,250.792378	1,138,752.574127	1,041,970.613308		972,812.57	1,000,000
Average Annual Return, Percent	12.73%		5.79%		5.14%
C000037373 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2030 Lifetime Portfolio (Class 1/JLFOX)
Account Value	$ 19,361.576358	19,361.576358	$ 19,361.576358	19,361.576358	$ 19,361.576358	16,622.840965	15,528.303348	18,514.986566		15,063.571749	13,049.92364	12,904.977514	11,830.069482	10,350.770758		9,637.0401	10,000
Average Annual Return, Percent	16.48%		8.21%		6.83%
C000037363 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2030 Lifetime Portfolio (Class A/JLFAX)
Account Value	$ 17,723.656557	17,723.656557	$ 17,723.656557	17,723.656557	$ 17,723.656557	15,276.683262	14,335.824801	17,135.392762		14,002.853478	12,168.816859	12,085.8618	11,109.651093	9,759.110097		9,121.912065	9,500
Average Annual Return, Percent	10.21%		6.71%		5.89%
C000037363 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2030 Lifetime Portfolio (Class A/JLFAX)—excluding sales charge
Average Annual Return, Percent	16.02%		7.81%		6.43%
C000153960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2030 Lifetime Portfolio (Class I/JHRGX)
Account Value	$ 479,688.11823	479,688.11823	$ 479,688.11823	479,688.11823	$ 479,688.11823	411,703.806294	385,346.22832	459,335.756352		373,923.941253	323,901.27038	320,815.998959	294,289.561863	257,660.151544		239,847.065	250,000
Average Annual Return, Percent	16.51%		8.17%		6.73%
C000113507 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2030 Lifetime Portfolio (Class R2/JLFEX)
Account Value	$ 18,496.609002	18,496.609002	$ 18,496.609002	18,496.609002	$ 18,496.609002	15,947.335144	14,988.793693	17,929.049095		14,661.497097	12,748.940224	12,675.580051	11,665.895082	10,256.937615		9,592.0421	10,000
Average Annual Return, Percent	15.99%		7.73%		6.34%
C000037371 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2030 Lifetime Portfolio (Class R4/JLFGX)
Account Value	$ 18,970.937662	18,970.937662	$ 18,970.937662	18,970.937662	$ 18,970.937662	16,327.93007	15,286.111557	18,257.247659		14,883.587063	12,916.18588	12,805.760653	11,761.450091	10,317.823192		9,625.1882	10,000
Average Annual Return, Percent	16.19%		7.99%		6.61%
C000037372 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2030 Lifetime Portfolio (Class R5/JLFHX)
Account Value	$ 19,344.511423	19,344.511423	$ 19,344.511423	19,344.511423	$ 19,344.511423	16,607.030446	15,529.720678	18,503.992916		15,053.238622	13,040.445133	12,907.594874	11,821.618013	10,351.385023		9,637.0401	10,000
Average Annual Return, Percent	16.48%		8.21%		6.82%
C000106463 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2030 Lifetime Portfolio (Class R6/JLFIX)
Account Value	$ 1,944,613.014036	1,944,613.014036	$ 1,944,613.014036	1,944,613.014036	$ 1,944,613.014036	1,668,658.684248	1,559,580.821782	1,857,249.011201		1,510,154.129068	1,307,509.325545	1,293,339.779456	1,183,973.809888	1,036,214.012691		964,217.52	1,000,000
Average Annual Return, Percent	16.54%		8.26%		6.88%
C000037309 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2010 Lifetime Portfolio (Class 1/JLAOX)
Account Value	$ 15,866.069805	15,866.069805	$ 15,866.069805	15,866.069805	$ 15,866.069805	14,199.47107	13,569.482471	15,123.091751		13,383.393764	12,289.657054	11,713.261623	11,273.584608	10,415.583425		9,739.1539	10,000
Average Annual Return, Percent	11.74%		5.24%		4.72%
C000037307 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2010 Lifetime Portfolio (Class A/JLAAX)
Account Value	$ 14,536.761653	14,536.761653	$ 14,536.761653	14,536.761653	$ 14,536.761653	13,071.570375	12,523.942576	14,012.253053		12,442.321158	11,467.182358	10,973.356305	10,587.41966	9,829.130546		9,217.56519	9,500
Average Annual Return, Percent	5.61%		3.78%		3.81%
C000037307 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2010 Lifetime Portfolio (Class A/JLAAX)—excluding sales charge
Average Annual Return, Percent	11.21%		4.86%		4.35%
C000153956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2010 Lifetime Portfolio (Class I/JHRLX)
Account Value	$ 393,124.257563	393,124.257563	$ 393,124.257563	393,124.257563	$ 393,124.257563	351,563.723126	336,585.390516	374,977.373953		332,057.283243	305,490.907963	290,999.247297	280,243.612355	259,086.52151		242,435.29	250,000
Average Annual Return, Percent	11.82%		5.17%		4.63%
C000113503 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2010 Lifetime Portfolio (Class R2/JLAEX)
Account Value	$ 15,184.759066	15,184.759066	$ 15,184.759066	15,184.759066	$ 15,184.759066	13,645.972358	13,104.910319	14,657.195074		13,017.387367	12,018.598005	11,499.970496	11,116.971377	10,317.304354		9,702.7002	10,000
Average Annual Return, Percent	11.28%		4.79%		4.27%
C000037308 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2010 Lifetime Portfolio (Class R5/JLAHX)
Account Value	$ 15,859.429749	15,859.429749	$ 15,859.429749	15,859.429749	$ 15,859.429749	14,192.779082	13,563.620378	15,121.385939		13,382.463541	12,302.650891	11,712.938521	11,273.380726	10,425.418665		9,748.3504	10,000
Average Annual Return, Percent	11.74%		5.21%		4.72%
C000106459 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2010 Lifetime Portfolio (Class R6/JLAIX)
Account Value	$ 1,596,101.253284	1,596,101.253284	$ 1,596,101.253284	1,596,101.253284	$ 1,596,101.253284	1,428,042.270093	1,364,017.589626	1,519,263.381534		1,342,474.641245	1,233,574.000658	1,173,783.309951	1,129,168.300841	1,042,688.835761		974,394.7	1,000,000
Average Annual Return, Percent	11.77%		5.29%		4.79%
C000037417 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2050 Lifetime Portfolio (Class 1/JLKOX)
Account Value	$ 22,213.857259	22,213.857259	$ 22,213.857259	22,213.857259	$ 22,213.857259	18,287.727721	16,521.677084	20,211.831875		15,619.922029	13,272.425931	13,401.813877	12,025.837512	10,351.147775		9,614.1618	10,000
Average Annual Return, Percent	21.47%		10.85%		8.31%
C000037407 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2050 Lifetime Portfolio (Class A/JLKAX)
Account Value	$ 20,334.679293	20,334.679293	$ 20,334.679293	20,334.679293	$ 20,334.679293	16,802.674315	15,227.316593	18,697.506715		14,503.262987	12,374.568651	12,541.716623	11,298.639004	9,751.17123		9,099.777065	9,500
Average Annual Return, Percent	15.01%		9.32%		7.36%
C000037407 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2050 Lifetime Portfolio (Class A/JLKAX)—excluding sales charge
Average Annual Return, Percent	21.02%		10.44%		7.91%
C000153964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2050 Lifetime Portfolio (Class I/JHRPX)
Account Value	$ 552,249.690929	552,249.690929	$ 552,249.690929	552,249.690929	$ 552,249.690929	455,007.656763	411,059.386343	503,188.778302		389,095.779316	331,166.806526	334,370.949588	300,453.545085	258,583.872073		240,354.52	250,000
Average Annual Return, Percent	21.37%		10.77%		8.25%
C000113511 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2050 Lifetime Portfolio (Class R2/JLKEX)
Account Value	$ 21,236.877377	21,236.877377	$ 21,236.877377	21,236.877377	$ 21,236.877377	17,560.050271	15,930.034934	19,580.36931		15,205.078834	12,982.554998	13,172.701762	11,876.308295	10,257.090544		9,578.7127	10,000
Average Annual Return, Percent	20.94%		10.34%		7.82%
C000037415 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2050 Lifetime Portfolio (Class R4/JLKGX)
Account Value	$ 21,769.242685	21,769.242685	$ 21,769.242685	21,769.242685	$ 21,769.242685	17,964.495183	16,265.46446	19,931.012922		15,431.804562	13,148.480243	13,299.33056	11,963.069674	10,314.761858		9,603.3062	10,000
Average Annual Return, Percent	21.18%		10.61%		8.09%
C000037416 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2050 Lifetime Portfolio (Class R5/JLKHX)
Account Value	$ 22,213.185498	22,213.185498	$ 22,213.185498	22,213.185498	$ 22,213.185498	18,294.95318	16,530.618751	20,205.224535		15,618.931356	13,273.353745	13,414.39755	12,036.811659	10,350.749415		9,614.8554	10,000
Average Annual Return, Percent	21.42%		10.85%		8.31%
C000106467 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2050 Lifetime Portfolio (Class R6/JLKRX)
Account Value	$ 2,233,275.801299	2,233,275.801299	$ 2,233,275.801299	2,233,275.801299	$ 2,233,275.801299	1,837,063.268023	1,659,016.145575	2,028,147.014869		1,567,343.44865	1,331,443.462045	1,343,540.350036	1,205,167.84675	1,036,146.224483		962,789.43	1,000,000
Average Annual Return, Percent	21.57%		10.90%		8.37%
C000221540 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2065 Lifetime Portfolio (Class 1/JAAVX)
Account Value	$ 15,129.688523	$ 15,129.688523	$ 15,129.688523	15,129.688523	$ 15,129.688523	12,454.614035	11,244.953257	13,741.3365	$ 10,000
Average Annual Return, Percent	21.48%	11.08%
C000221534 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2065 Lifetime Portfolio (Class A/JAAWX)
Account Value	$ 14,174.589414	$ 14,174.589414	14,174.589414	14,174.589414	14,174.589414	11,703.152537	10,604.991653	13,013.364955	9,500
Average Annual Return, Percent	15.05%	9.25%
C000221534 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2065 Lifetime Portfolio (Class A/JAAWX)—excluding sales charge
Average Annual Return, Percent	21.12%	10.69%
C000221535 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2065 Lifetime Portfolio (Class I/JABSX)
Account Value	$ 377,484.597512	$ 377,484.597512	377,484.597512	377,484.597512	377,484.597512	310,940.698003	280,658.311686	343,482.375	250,000
Average Annual Return, Percent	21.40%	11.03%
C000221536 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2065 Lifetime Portfolio (Class R2/JAAZX)
Account Value	$ 15,008.246858	$ 15,008.246858	15,008.246858	15,008.246858	15,008.246858	12,376.20513	11,195.375983	13,713.9408	10,000
Average Annual Return, Percent	21.27%	10.85%
C000221537 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2065 Lifetime Portfolio (Class R4/JABBX)
Account Value	$ 15,071.932203	$ 15,071.932203	15,071.932203	15,071.932203	15,071.932203	12,416.808535	11,220.850053	13,727.84	10,000
Average Annual Return, Percent	21.38%	10.97%
C000221538 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2065 Lifetime Portfolio (Class R5/JABDX)
Account Value	$ 15,156.251878	$ 15,156.251878	15,156.251878	15,156.251878	15,156.251878	12,468.293932	11,251.40914	13,752.795	10,000
Average Annual Return, Percent	21.56%	11.13%
C000221539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2065 Lifetime Portfolio (Class R6/JABEX)
Account Value	$ 1,515,905.768603	$ 1,515,905.768603	1,515,905.768603	1,515,905.768603	1,515,905.768603	1,247,592.22251	1,125,011.802742	1,375,279.5	1,000,000
Average Annual Return, Percent	21.51%	11.14%
C000037351 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2020 Lifetime Portfolio (Class 1/JLDOX)
Account Value	$ 17,157.19903	$ 17,157.19903	$ 17,157.19903	17,157.19903	$ 17,157.19903	15,120.54654	14,373.588106	16,490.331026		14,132.278043	12,646.85848	12,240.94815	11,516.097453	10,389.601765		9,696.825	10,000
Average Annual Return, Percent	13.47%		6.29%		5.55%
C000037341 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2020 Lifetime Portfolio (Class A/JLDAX)
Account Value	$ 15,690.31848	15,690.31848	$ 15,690.31848	15,690.31848	$ 15,690.31848	13,895.08835	13,264.172038	15,258.622987		13,120.97353	11,786.613174	11,455.953905	10,815.524109	9,795.085785		9,178.507175	9,500
Average Annual Return, Percent	7.28%		4.81%		4.60%
C000037341 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2020 Lifetime Portfolio (Class A/JLDAX)—excluding sales charge
Average Annual Return, Percent	12.92%		5.89%		5.15%
C000153958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2020 Lifetime Portfolio (Class I/JHRVX)
Account Value	$ 425,593.176603	425,593.176603	$ 425,593.176603	425,593.176603	$ 425,593.176603	375,027.151884	357,255.471318	409,624.280727		351,388.523659	314,440.036496	304,589.930158	286,732.696654	258,869.128982		241,569.145	250,000
Average Annual Return, Percent	13.48%		6.24%		5.46%
C000113505 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2020 Lifetime Portfolio (Class R2/JLDEX)
Account Value	$ 16,391.262765	16,391.262765	$ 16,391.262765	16,391.262765	$ 16,391.262765	14,515.549135	13,884.561224	15,982.30583		13,754.503481	12,358.284184	12,024.819817	11,371.702784	10,303.357346		9,659.902	10,000
Average Annual Return, Percent	12.92%		5.81%		5.07%
C000037349 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2020 Lifetime Portfolio (Class R4/JLDGX)
Account Value	$ 16,813.703293	16,813.703293	$ 16,813.703293	16,813.703293	$ 16,813.703293	14,855.844425	14,151.833315	16,265.531113		13,955.253063	12,520.999379	12,148.359035	11,449.313095	10,357.044665		9,684.856	10,000
Average Annual Return, Percent	13.18%		6.07%		5.33%
C000037350 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2020 Lifetime Portfolio (Class R5/JLDHX)
Account Value	$ 17,142.937174	17,142.937174	$ 17,142.937174	17,142.937174	$ 17,142.937174	15,110.044482	14,381.998521	16,483.944406		14,128.011587	12,644.210682	12,240.992985	11,516.129557	10,389.601765		9,696.825	10,000
Average Annual Return, Percent	13.45%		6.28%		5.54%
C000106461 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2020 Lifetime Portfolio (Class R6/JLDIX)
Account Value	$ 1,723,875.394417	1,723,875.394417	$ 1,723,875.394417	1,723,875.394417	$ 1,723,875.394417	1,518,200.024415	1,444,092.298037	1,654,673.947787		1,417,032.387546	1,267,218.156775	1,226,939.238443	1,153,579.376743	1,040,034.672959		971,037.66	1,000,000
Average Annual Return, Percent	13.55%		6.35%		5.60%
C000037384 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2035 Lifetime Portfolio (Class 1/JLHOX)
Account Value	$ 20,442.820679	20,442.820679	$ 20,442.820679	20,442.820679	$ 20,442.820679	17,277.816224	15,989.476173	19,296.481277		15,357.79065	13,170.020664	13,183.445498	11,936.422061	10,335.726183		9,614.3954	10,000
Average Annual Return, Percent	18.32%		9.19%		7.41%
C000037374 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2035 Lifetime Portfolio (Class A/JLHAX)
Account Value	$ 18,706.781154	18,706.781154	$ 18,706.781154	18,706.781154	$ 18,706.781154	15,883.083679	14,751.212932	17,855.870443		14,272.979608	12,282.118882	12,338.636996	11,211.9044	9,745.400544		9,097.8346	9,500
Average Annual Return, Percent	11.86%		7.67%		6.47%
C000037374 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2035 Lifetime Portfolio (Class A/JLHAX)—excluding sales charge
Average Annual Return, Percent	17.78%		8.78%		7.01%
C000153961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2035 Lifetime Portfolio (Class I/JHRMX)
Account Value	$ 504,987.668213	504,987.668213	$ 504,987.668213	504,987.668213	$ 504,987.668213	427,116.183127	395,889.786353	478,067.950838		380,850.829385	326,913.212499	327,499.715364	296,923.420422	257,275.730443		239,490.0275	250,000
Average Annual Return, Percent	18.23%		9.09%		7.28%
C000113508 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2035 Lifetime Portfolio (Class R2/JLHEX)
Account Value	$ 19,527.449771	19,527.449771	$ 19,527.449771	19,527.449771	$ 19,527.449771	16,576.71635	15,421.918038	18,698.088463		14,947.919811	12,871.490456	12,945.789579	11,778.065522	10,250.058634		9,569.6501	10,000
Average Annual Return, Percent	17.80%		8.69%		6.92%
C000037382 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2035 Lifetime Portfolio (Class R4/JLHGX)
Account Value	$ 20,028.098759	20,028.098759	$ 20,028.098759	20,028.098759	$ 20,028.098759	16,959.925742	15,732.648135	19,004.286171		15,163.543238	13,024.304259	13,072.096104	11,865.853863	10,302.432618		9,594.3342	10,000
Average Annual Return, Percent	18.09%		8.99%		7.19%
C000037383 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2035 Lifetime Portfolio (Class R5/JLHHX)
Account Value	$ 20,409.445634	20,409.445634	$ 20,409.445634	20,409.445634	$ 20,409.445634	17,267.552179	15,981.672558	19,288.891966		15,352.975036	13,155.086353	13,172.859438	11,936.473	10,344.737275		9,614.3954	10,000
Average Annual Return, Percent	18.20%		9.18%		7.39%
C000106464 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2035 Lifetime Portfolio (Class R6/JLHIX)
Account Value	$ 2,051,539.724532	2,051,539.724532	$ 2,051,539.724532	2,051,539.724532	$ 2,051,539.724532	1,734,579.420011	1,604,405.068203	1,935,681.348818		1,539,605.293177	1,319,502.804188	1,320,098.155255	1,194,586.921251	1,034,652.562924		961,902.85	1,000,000
Average Annual Return, Percent	18.27%		9.23%		7.45%
C000037406 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2045 Lifetime Portfolio (Class 1/JLJOX)
Account Value	$ 22,092.499396	22,092.499396	$ 22,092.499396	22,092.499396	$ 22,092.499396	18,254.303534	16,546.081452	20,212.565675		15,617.855762	13,274.940533	13,402.389213	12,018.453371	10,336.489113		9,609.54	10,000
Average Annual Return, Percent	21.03%		10.72%		8.25%
C000037396 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2045 Lifetime Portfolio (Class A/JLJAX)
Account Value	$ 20,224.235775	20,224.235775	$ 20,224.235775	20,224.235775	$ 20,224.235775	16,779.069893	15,259.242753	18,703.490764		14,506.624155	12,383.258414	12,545.306642	11,289.509171	9,746.21082		9,093.23337	9,500
Average Annual Return, Percent	14.50%		9.19%		7.29%
C000037396 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2045 Lifetime Portfolio (Class A/JLJAX)—excluding sales charge
Average Annual Return, Percent	20.53%		10.31%		7.85%
C000153963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2045 Lifetime Portfolio (Class I/JHROX)
Account Value	$ 546,977.248313	546,977.248313	$ 546,977.248313	546,977.248313	$ 546,977.248313	452,552.555793	410,022.396395	501,422.067076		387,850.857562	329,522.481784	333,260.471198	299,235.731686	257,525.937271		239,370.3475	250,000
Average Annual Return, Percent	20.86%		10.67%		8.14%
C000113510 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2045 Lifetime Portfolio (Class R2/JLJEX)
Account Value	$ 21,105.456479	21,105.456479	$ 21,105.456479	21,105.456479	$ 21,105.456479	17,525.347913	15,964.114506	19,582.242647		15,202.942008	12,985.429442	13,164.85296	11,870.699453	10,251.130076		9,564.3489	10,000
Average Annual Return, Percent	20.43%		10.20%		7.76%
C000037404 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2045 Lifetime Portfolio (Class R4/JLJGX)
Account Value	$ 21,636.164549	21,636.164549	$ 21,636.164549	21,636.164549	$ 21,636.164549	17,940.790344	16,275.223666	19,932.985264		15,431.0511	13,145.820901	13,295.653476	11,953.195364	10,304.163952		9,588.3922	10,000
Average Annual Return, Percent	20.60%		10.48%		8.02%
C000037405 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2045 Lifetime Portfolio (Class R5/JLJHX)
Account Value	$ 22,066.500963	22,066.500963	$ 22,066.500963	22,066.500963	$ 22,066.500963	18,261.222792	16,540.078139	20,201.400833		15,616.902957	13,266.908181	13,399.203745	12,026.38126	10,336.171791		9,609.8727	10,000
Average Annual Return, Percent	20.84%		10.71%		8.24%
C000106466 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2045 Lifetime Portfolio (Class R6/JLJIX)
Account Value	$ 2,217,023.155367	2,217,023.155367	$ 2,217,023.155367	2,217,023.155367	$ 2,217,023.155367	1,832,539.567949	1,660,149.615295	2,027,611.448239		1,565,759.023648	1,330,076.209592	1,342,081.788813	1,203,826.190984	1,034,779.286573		960,605.82	1,000,000
Average Annual Return, Percent	20.98%		10.76%		8.29%
C000167626 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2060 Lifetime Portfolio (Class 1/JRETX)
Account Value	$ 22,833.748004	22,833.748004	$ 22,833.748004	$ 22,833.748004	$ 22,833.748004	18,780.46256	16,956.416879	20,743.48326		16,016.133197	13,612.016888	13,738.634063	12,329.797273	10,620	$ 10,000
Average Annual Return, Percent	21.58%		10.90%	10.30%
C000167627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2060 Lifetime Portfolio (Class A/JJERX)
Account Value	$ 21,022.961264	21,022.961264	$ 21,022.961264	$ 21,022.961264	21,022.961264	17,362.426335	15,734.746006	19,323.00766		14,971.194358	12,774.090408	12,941.901837	11,651.210244	10,079.5	9,500
Average Annual Return, Percent	15.05%		9.34%	9.22%
C000167627 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2060 Lifetime Portfolio (Class A/JJERX)—excluding sales charge
Average Annual Return, Percent	21.08%		10.48%	9.89%
C000167619 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2060 Lifetime Portfolio (Class I/JMENX)
Account Value	$ 568,161.394869	568,161.394869	$ 568,161.394869	$ 568,161.394869	568,161.394869	467,614.318745	422,466.925986	516,850.474494		399,493.40904	339,712.339804	343,367.077167	308,088.799245	265,500	250,000
Average Annual Return, Percent	21.50%		10.83%	10.24%
C000167621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2060 Lifetime Portfolio (Class R2/JVIMX)
Account Value	$ 22,146.014199	22,146.014199	$ 22,146.014199	$ 22,146.014199	22,146.014199	18,317.653701	16,604.587018	20,411.899159		15,820.809304	13,494.086339	13,668.149402	12,299.476454	10,610	10,000
Average Annual Return, Percent	20.90%		10.42%	9.90%
C000167623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2060 Lifetime Portfolio (Class R4/JROUX)
Account Value	$ 22,589.985902	22,589.985902	$ 22,589.985902	$ 22,589.985902	22,589.985902	18,614.570849	16,830.939016	20,616.1466179999		15,936.032757	13,566.062064	13,703.590753	12,308.609842	10,620	10,000
Average Annual Return, Percent	21.36%		10.74%	10.16%
C000167624 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2060 Lifetime Portfolio (Class R5/JGHTX)
Account Value	$ 22,818.604444	22,818.604444	$ 22,818.604444	$ 22,818.604444	22,818.604444	18,780.307582	16,970.350006	20,748.667908		16,018.555162	13,613.550599	13,745.890396	12,342.615932	10,620	10,000
Average Annual Return, Percent	21.50%		10.88%	10.29%
C000167625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2060 Lifetime Portfolio (Class R6/JESRX)
Account Value	$ 2,292,497.547186	2,292,497.547186	$ 2,292,497.547186	$ 2,292,497.547186	2,292,497.547186	1,885,156.417237	1,701,292.481741	2,080,159.198774		1,605,756.343189	1,364,212.320289	1,376,042.626604	1,234,433.19114	1,062,000	1,000,000
Average Annual Return, Percent	21.61%		10.94%	10.35%
C000037362 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2025 Lifetime Portfolio (Class 1/JLEOX)
Account Value	$ 18,237.294417	18,237.294417	$ 18,237.294417	$ 18,237.294417	$ 18,237.294417	15,928.145735	15,038.867284	17,568.080398		14,640.971566	12,875.979092	12,604.753165	11,702.552705	10,385.886512		9,675.7823	10,000
Average Annual Return, Percent	14.50%		7.21%		6.19%
C000037352 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2025 Lifetime Portfolio (Class A/JLEAX)
Account Value	$ 16,699.577049	16,699.577049	$ 16,699.577049	16,699.577049	$ 16,699.577049	14,629.505015	13,875.708931	16,272.545728		13,602.822009	12,012.775594	11,800.599169	10,987.514729	9,791.206252		9,158.77121	9,500
Average Annual Return, Percent	8.44%		5.72%		5.26%
C000037352 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2025 Lifetime Portfolio (Class A/JLEAX)—excluding sales charge
Average Annual Return, Percent	14.15%		6.81%		5.80%
C000153959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2025 Lifetime Portfolio (Class I/JHRNX)
Account Value	$ 451,848.886777	451,848.886777	$ 451,848.886777	451,848.886777	$ 451,848.886777	394,489.536203	373,205.778592	436,153.563075		363,754.576659	320,178.339828	313,372.533938	290,876.376078	258,303.680162		240,812.48	250,000
Average Annual Return, Percent	14.54%		7.13%		6.10%
C000113506 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2025 Lifetime Portfolio (Class R2/JLEEX)
Account Value	$ 17,430.861509	17,430.861509	$ 17,430.861509	17,430.861509	$ 17,430.861509	15,297.408575	14,517.817181	17,033.902199		14,253.652933	12,595.929706	12,384.501862	11,546.19833	10,290.300312		9,630.4509	10,000
Average Annual Return, Percent	13.95%		6.71%		5.71%
C000037360 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2025 Lifetime Portfolio (Class R4/JLEGX)
Account Value	$ 17,863.026376	17,863.026376	$ 17,863.026376	17,863.026376	$ 17,863.026376	15,634.632795	14,798.32051	17,320.634435		14,463.183844	12,748.132569	12,509.778996	11,630.764218	10,343.006075		9,656.5247	10,000
Average Annual Return, Percent	14.25%		6.98%		5.97%
C000037361 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2025 Lifetime Portfolio (Class R5/JLEHX)
Account Value	$ 18,209.864266	18,209.864266	$ 18,209.864266	18,209.864266	$ 18,209.864266	15,903.238653	15,034.601189	17,564.775275		14,639.449357	12,874.674469	12,604.829152	11,702.594352	10,385.886512		9,675.7823	10,000
Average Annual Return, Percent	14.50%		7.18%		6.18%
C000106462 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2025 Lifetime Portfolio (Class R6/JLEIX)
Account Value	$ 1,833,734.5995	1,833,734.5995	$ 1,833,734.5995	1,833,734.5995	$ 1,833,734.5995	1,598,764.20788	1,510,530.639034	1,763,843.177909		1,469,110.470396	1,292,380.011096	1,263,216.103029	1,172,176.440954	1,039,657.302619		968,019.99	1,000,000
Average Annual Return, Percent	14.70%		7.25%		6.25%
C000037395 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2040 Lifetime Portfolio (Class 1/JLIOX)
Account Value	$ 21,477.598257	21,477.598257	$ 21,477.598257	21,477.598257	$ 21,477.598257	17,945.807225	16,422.095418	19,963.605979		15,604.55585	13,269.992706	13,372.62385	12,022.16136	10,340.343388		9,610.8532	10,000
Average Annual Return, Percent	19.68%		10.11%		7.94%
C000037385 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2040 Lifetime Portfolio (Class A/JLIAX)
Account Value	$ 19,673.982498	19,673.982498	$ 19,673.982498	19,673.982498	$ 19,673.982498	16,481.118625	15,137.993214	18,488.5569959999		14,503.300948	12,376.991065	12,513.58928	11,291.281521	9,749.603358		9,094.822435	9,500
Average Annual Return, Percent	13.37%		8.60%		7.00%
C000037385 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2040 Lifetime Portfolio (Class A/JLIAX)—excluding sales charge
Average Annual Return, Percent	19.37%		9.71%		7.55%
C000153962 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2040 Lifetime Portfolio (Class I/JHRDX)
Account Value	$ 531,635.905785	531,635.905785	$ 531,635.905785	531,635.905785	$ 531,635.905785	444,099.850548	406,743.219181	495,174.725428		386,990.014443	329,333.345681	332,145.57912	298,788.182231	257,172.619524		239,212.375	250,000
Average Annual Return, Percent	19.71%		10.05%		7.84%
C000113509 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2040 Lifetime Portfolio (Class R2/JLIEX)
Account Value	$ 20,536.501697	20,536.501697	$ 20,536.501697	20,536.501697	$ 20,536.501697	17,230.538569	15,831.072838	19,356.727511		15,191.271697	12,979.009075	13,133.726341	11,863.356166	10,254.399108		9,574.2183	10,000
Average Annual Return, Percent	19.19%		9.61%		7.46%
C000037393 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2040 Lifetime Portfolio (Class R4/JLIGX)
Account Value	$ 21,048.938591	21,048.938591	$ 21,048.938591	21,048.938591	$ 21,048.938591	17,612.886675	16,147.550556	19,681.964049		15,411.081845	13,133.123122	13,257.980819	11,947.124085	10,298.898645		9,589.743	10,000
Average Annual Return, Percent	19.51%		9.89%		7.73%
C000037394 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2040 Lifetime Portfolio (Class R5/JLIHX)
Account Value	$ 21,477.351831	21,477.351831	$ 21,477.351831	21,477.351831	$ 21,477.351831	17,937.148642	16,419.334071	19,969.635523		15,605.418065	13,263.627534	13,367.831114	12,019.58101	10,339.442224		9,611.1821	10,000
Average Annual Return, Percent	19.74%		10.12%		7.94%
C000106465 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2040 Lifetime Portfolio (Class R6/JLIIX)
Account Value	$ 2,159,217.052029	2,159,217.052029	$ 2,159,217.052029	2,159,217.052029	$ 2,159,217.052029	1,801,188.192581	1,649,145.865647	2,004,235.265625		1,565,616.56068	1,330,595.115527	1,340,124.999019	1,204,136.245424	1,035,937.61273		961,516.21	1,000,000
Average Annual Return, Percent	19.88%		10.17%		8.00%
C000138478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2055 Lifetime Portfolio (Class 1/JLKUX)
Account Value	$ 22,232.616387	22,232.616387	$ 22,232.616387	22,232.616387	$ 22,232.616387	18,312.2607629999	16,539.275264	20,224.041656		15,623.85249	13,281.8997369999	13,408.382213	12,033.59263	10,354.003017		9,619.7728	10,000
Average Annual Return, Percent	21.41%		10.85%		8.32%
C000138479 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2055 Lifetime Portfolio (Class A/JLKLX)
Account Value	$ 20,350.176655	20,350.176655	$ 20,350.176655	20,350.176655	$ 20,350.176655	16,804.995897	15,238.700124	18,706.338868		14,515.6159489999	12,378.978404	12,542.350928	11,290.668949	9,755.759924		9,097.76829	9,500
Average Annual Return, Percent	15.00%		9.33%		7.36%
C000138479 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2055 Lifetime Portfolio (Class A/JLKLX)—excluding sales charge
Average Annual Return, Percent	21.10%		10.45%		7.92%
C000153974 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2055 Lifetime Portfolio (Class I/JHRTX)
Account Value	$ 550,837.649808	550,837.649808	$ 550,837.649808	550,837.649808	$ 550,837.649808	453,558.298195	409,965.572466	501,706.001741		388,096.265118	330,101.71485	333,468.89703	299,159.180258	257,789.475779		239,678.7725	250,000
Average Annual Return, Percent	21.45%		10.78%		8.22%
C000138473 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2055 Lifetime Portfolio (Class R2/JLKNX)
Account Value	$ 21,370.983525	21,370.983525	$ 21,370.983525	21,370.983525	$ 21,370.983525	17,673.895645	16,040.444854	19,708.991121		15,302.675767	13,070.86057	13,249.535055	11,938.30322	10,297.399172		9,595.7514	10,000
Average Annual Return, Percent	20.92%		10.33%		7.89%
C000138475 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2055 Lifetime Portfolio (Class R4/JLKQX)
Account Value	$ 21,989.669703	21,989.669703	$ 21,989.669703	21,989.669703	$ 21,989.669703	18,124.297062	16,392.810398	20,056.880809		15,524.660004	13,208.878501	13,347.862451	11,990.426183	10,327.751725		9,614.3665	10,000
Average Annual Return, Percent	21.33%		10.73%		8.20%
C000138476 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2055 Lifetime Portfolio (Class R5/JLKSX)
Account Value	$ 22,239.737279	22,239.737279	$ 22,239.737279	22,239.737279	$ 22,239.737279	18,305.387447	16,552.442564	20,238.649708		15,639.460866	13,285.061649	13,414.577517	12,047.0697	10,363.580642		9,629.3638	10,000
Average Annual Return, Percent	21.49%		10.85%		8.32%
C000138477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager 2055 Lifetime Portfolio (Class R6/JLKTX)
Account Value	$ 2,232,586.352509	2,232,586.352509	$ 2,232,586.352509	2,232,586.352509	$ 2,232,586.352509	1,836,743.165528	1,659,732.840644	2,028,390.278917		1,566,708.050478	1,331,353.688591	1,342,046.389518	1,203,888.538162	1,035,343.054467		962,395.47	1,000,000
Average Annual Return, Percent	21.55%		10.89%		8.36%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,765.406371	11,765.406371	$ 11,765.406371	11,765.406371	$ 11,765.406371	10,965.301134	11,097.722488	12,542.057701		12,552.641963	11,789.468742	10,700.908741	10,814.374128	10,761.416551		10,155.4935	10,000
Average Annual Return, Percent	7.30%		(0.04%)		1.64%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 18,102.778593	$ 18,102.778593	$ 18,102.778593	$ 18,102.778593	$ 18,102.778593	14,238.979302	12,280.856323	13,834.0945	10,000	18,614.067583	15,265.349906	14,832.022577	12,394.976573	10,663.807	10,000	10,047.7913	10,000
Average Annual Return, Percent	27.14%	16.26%	15.92%	14.79%	12.98%
S And P Target Date 2015 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Account Value	$ 16,531.875992	$ 16,531.875992	$ 16,531.875992	$ 16,531.875992	$ 16,531.875992	14,659.037897	13,893.3809	15,530.438697		13,780.501828	12,599.303055	12,127.524874	11,406.575358	10,595.973627		9,900.8611	10,000
Average Annual Return, Percent	12.78%		5.58%		5.16%
John Hancock 2015 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock 2015 Lifetime Index
Account Value	$ 16,941.832458	16,941.832458	$ 16,941.832458	16,941.832458	$ 16,941.832458	14,996.859726	14,302.169596	16,025.678965		14,084.845806	12,919.141702	12,170.589704	11,492.909166	10,678.162783		9,720.6199	10,000
Average Annual Return, Percent	12.97%		5.57%		5.41%
S And P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Account Value	$ 19,366.123124	19,366.123124	$ 19,366.123124	19,366.123124	$ 19,366.123124	16,686.964551	15,364.17344	17,523.135536		14,605.624748	13,160.994025	12,943.267301	11,778.484275	10,586.506905		9,801.2624	10,000
Average Annual Return, Percent	16.06%		8.03%		6.83%
John Hancock 2030 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock 2030 Lifetime Index
Account Value	$ 20,825.759206	20,825.759206	$ 20,825.759206	20,825.759206	$ 20,825.759206	17,846.439447	16,665.427122	19,350.187008		15,865.987057	13,954.410831	13,423.110687	12,084.90885	10,705.510369		9,645.0092	10,000
Average Annual Return, Percent	16.69%		8.33%		7.61%
John Hancock 2045 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock 2045 Lifetime Index
Account Value	$ 24,174.67952	24,174.67952	$ 24,174.67952	24,174.67952	$ 24,174.67952	19,970.541281	18,025.167507	21,222.27851		16,383.628955	14,133.960156	14,017.923152	12,294.772004	10,619.050569		9,603.0176	10,000
Average Annual Return, Percent	21.05%		11.32%		9.22%
S And P Target Date 2010 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2010 Index
Account Value	$ 15,868.958858	15,868.958858	$ 15,868.958858	15,868.958858	$ 15,868.958858	14,138.843948	13,429.880809	14,966.85632		13,499.603942	12,367.327722	11,843.566484	11,239.320176	10,567.919137		9,927.3656	10,000
Average Annual Return, Percent	12.24%		5.11%		4.73%
John Hancock 2010 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock 2010 Lifetime Index
Account Value	$ 16,203.630427	16,203.630427	$ 16,203.630427	16,203.630427	$ 16,203.630427	14,449.914656	13,826.555332	15,341.357607		13,684.455259	12,656.152605	11,911.464183	11,347.317432	10,618.217029		9,735.1487	10,000
Average Annual Return, Percent	12.14%		5.06%		4.94%
S And P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Account Value	$ 18,138.828096	18,138.828096	$ 18,138.828096	18,138.828096	$ 18,138.828096	15,869.10493	14,809.212688	16,752.593815		14,323.608711	12,988.431584	12,654.267803	11,661.215914	10,587.436515		9,827.4555	10,000
Average Annual Return, Percent	14.30%		6.91%		6.14%
John Hancock 2025 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock 2025 Lifetime Index
Account Value	$ 19,422.919578	19,422.919578	$ 19,422.919578	19,422.919578	$ 19,422.919578	16,908.465849	15,966.699912	18,301.587743		15,394.501994	13,721.805407	13,070.434799	11,943.006505	10,757.322674		9,678.1009	10,000
Average Annual Return, Percent	14.87%		7.19%		6.86%
S And P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060+ Index
Account Value	$ 15,640.196519	$ 15,640.196519	$ 15,640.196519	$ 15,640.196519	$ 15,640.196519	12,916.48718	11,435.406291	13,322.5848	10,000	15,478.797137	13,731.595637	13,801.097412	12,202.622881	10,607.1808	10,000
Average Annual Return, Percent	21.09%	12.02%	11.18%	10.58%
John Hancock 2065 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock 2065 Lifetime Index
Account Value	$ 15,473.336097	$ 15,473.336097	$ 15,473.336097	$ 15,473.336097	15,473.336097	12,715.392302	11,435.081575	13,474.154	$ 10,000
Average Annual Return, Percent	21.69%	11.72%
S And P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Account Value	$ 22,481.890242	$ 22,481.890242	$ 22,481.890242	22,481.890242	$ 22,481.890242	18,674.086103	16,619.287235	19,311.117603		15,165.243728	13,493.888055	13,517.346193	12,029.50844	10,570.971371		9,738.3809	10,000
Average Annual Return, Percent	20.39%		10.75%		8.44%
John Hancock 2060 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock 2060 Lifetime Index
Account Value	$ 24,788.605603	24,788.605603	$ 24,788.605603	$ 24,788.605603	$ 24,788.605603	20,370.322397	18,319.238038	21,585.874387		16,664.150139	14,375.962416	14,257.938622	12,505.283608	10,800.8704	$ 10,000
Average Annual Return, Percent	21.69%		11.51%	11.38%
S And P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Account Value	$ 22,909.976779	22,909.976779	$ 22,909.976779	$ 22,909.976779	$ 22,909.976779	18,939.234145	16,794.66553	19,547.387244		15,256.225875	13,558.871315	13,620.74149	12,083.346824	10,564.485928		9,723.0055	10,000
Average Annual Return, Percent	20.97%		11.06%		8.64%
John Hancock 2050 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock 2050 Lifetime Index
Account Value	$ 24,371.318858	24,371.318858	$ 24,371.318858	24,371.318858	$ 24,371.318858	20,027.412204	18,010.855415	21,222.501819		16,383.628955	14,133.960156	14,017.923152	12,294.772004	10,619.050569		9,603.0176	10,000
Average Annual Return, Percent	21.69%		11.51%		9.32%
S And P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Account Value	$ 17,142.948178	17,142.948178	$ 17,142.948178	17,142.948178	$ 17,142.948178	15,072.042725	14,177.613524	15,956.327411		14,022.439372	12,805.627633	12,376.210983	11,547.612617	10,604.654579		9,873.6684	10,000
Average Annual Return, Percent	13.74%		6.01%		5.54%
John Hancock 2020 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock 2020 Lifetime Index
Account Value	$ 17,998.423825	17,998.423825	$ 17,998.423825	17,998.423825	$ 17,998.423825	15,816.563664	15,034.051506	17,014.693526		14,725.868435	13,353.351904	12,629.60315	11,736.013789	10,737.498381		9,703.4054	10,000
Average Annual Return, Percent	13.79%		6.15%		6.05%
S And P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Account Value	$ 20,700.978636	20,700.978636	$ 20,700.978636	20,700.978636	$ 20,700.978636	17,565.182827	15,955.063114	18,367.196124		14,877.716411	13,320.097509	13,220.391432	11,896.978128	10,585.587962		9,777.8793	10,000
Average Annual Return, Percent	17.85%		9.22%		7.55%
John Hancock 2035 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock 2035 Lifetime Index
Account Value	$ 22,120.208249	22,120.208249	$ 22,120.208249	22,120.208249	$ 22,120.208249	18,696.084184	17,262.006406	20,198.543117		16,152.862716	14,082.617653	13,732.001748	12,198.261618	10,654.367112		9,614.8317	10,000
Average Annual Return, Percent	18.31%		9.44%		8.26%
S And P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Account Value	$ 21,793.236848	21,793.236848	$ 21,793.236848	21,793.236848	$ 21,793.236848	18,246.676959	16,375.070582	18,961.17083		15,059.555618	13,429.82009	13,405.858726	11,971.422527	10,579.07708		9,756.891	10,000
Average Annual Return, Percent	19.44%		10.17%		8.10%
John Hancock 2040 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock 2040 Lifetime Index
Account Value	$ 23,419.741388	23,419.741388	$ 23,419.741388	23,419.741388	$ 23,419.741388	19,552.957343	17,834.417207	20,933.531263		16,383.156038	14,177.430298	14,003.678675	12,294.772004	10,619.050569		9,603.0176	10,000
Average Annual Return, Percent	19.78%		10.55%		8.88%
S And P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Account Value	$ 23,051.132044	23,051.132044	$ 23,051.132044	23,051.132044	$ 23,051.132044	19,042.63917	16,873.575765	19,647.639321		15,295.633338	13,593.370608	13,662.497654	12,110.036937	10,552.350826		9,708.5924	10,000
Average Annual Return, Percent	21.05%		11.14%		8.71%
John Hancock 2055 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock 2055 Lifetime Index
Account Value	$ 24,371.318858	$ 24,371.318858	$ 24,371.318858	$ 24,371.318858	$ 24,371.318858	$ 20,027.412204	$ 18,010.855415	$ 21,222.501819		$ 16,383.628955	$ 14,133.960156	$ 14,017.923152	$ 12,294.772004	$ 10,619.050569		$ 9,603.0176	$ 10,000
Average Annual Return, Percent	21.69%		11.51%		9.32%